NATIONWIDE

VLI SEPARATE

ACCOUNT-6

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account-6:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-6 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
March 13, 2013

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Federated NVIT High Income Bond Fund - Class III (HIBF3)
560,404 shares (cost $3,988,444)	$3,866,786
NVIT Nationwide Fund - Class II (TRF2)
36 shares (cost $291)	367
NVIT Nationwide Fund - Class III (TRF3)
991 shares (cost $8,875)	10,139
NVIT Government Bond Fund - Class I (GBF)
697 shares (cost $8,152)	8,108
NVIT Government Bond Fund - Class III (GBF3)
72,164 shares (cost $873,236)	839,272
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
9 shares (cost $70)	88
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
158,124 shares (cost $1,455,855)	1,570,175
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
122,698 shares (cost $1,259,796)	1,271,156
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
280 shares (cost $3,188)	3,147
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
70,565 shares (cost $713,396)	791,028
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,889 shares (cost $20,592)	21,085
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
63,283 shares (cost $619,060)	701,805
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
19,487 shares (cost $196,076)	213,188
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
112 shares (cost $805)	1,187
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
0.40 shares (cost $6)	7
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
1,129 shares (cost $17,099)	19,522
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
74 shares (cost $792)	863
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2,790 shares (cost $25,938)	32,977
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
972 shares (cost $19,401)	18,537
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
4,919 shares (cost $90,100)	96,468
NVIT Money Market Fund - Class II (NVMM2)
21,214,345 shares (cost $21,214,345)	21,214,345
VP Income & Growth Fund - Class II (ACVIG2)
861 shares (cost $6,095)	5,942
VP Income & Growth Fund - Class III (ACVIG3)
18,761 shares (cost $123,130)	129,453
VP Ultra(R) Fund - Class II (ACVU2)
1,418 shares (cost $13,974)	15,106
VP Ultra(R) Fund - Class III (ACVU3)
5,756 shares (cost $49,184)	62,106
VP Value Fund - Class II (ACVV2)
3,742 shares (cost $25,791)	24,434
VP Value Fund - Class III (ACVV3)
55,652 shares (cost $307,518)	362,848

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Contrafund Portfolio - Service Class 2 (FC2)
1,419 shares (cost $39,324)	36,890
VIP Contrafund Portfolio - Service Class 2 R (FC2R)
63,313 shares (cost $1,515,458)	1,643,601
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
1,304 shares (cost $29,639)	25,579
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
32,605 shares (cost $599,921)	636,784
VIP Growth Portfolio - Service Class 2 (FG2)
161 shares (cost $5,662)	6,701
VIP Growth Portfolio - Service Class 2 R (FG2R)
2,991 shares (cost $120,680)	124,281
Variable Fund - U.S. Long Short Momentum (RSRF)
23,036 shares (cost $305,297)	287,718
Variable Trust - Banking Fund (RBKF)
16,238 shares (cost $214,184)	217,594
Variable Trust - Basic Materials Fund (RBMF)
10,097 shares (cost $257,469)	263,326
Variable Trust - Biotechnology Fund (RBF)
12,579 shares (cost $470,969)	471,577
Variable Trust - Commodities Strategy Fund (RVCMD)
18,959 shares (cost $219,775)	212,535
Variable Trust - Consumer Products Fund (RCPF)
7,908 shares (cost $353,697)	355,927
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2,731 shares (cost $289,719)	285,328
Variable Trust - Electronics Fund (RELF)
61,177 shares (cost $166,673)	176,190
Variable Trust - Energy Fund (RENF)
20,543 shares (cost $574,692)	524,263
Variable Trust - Energy Services Fund (RESF)
27,322 shares (cost $564,914)	505,458
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
19,685 shares (cost $276,301)	297,838
Variable Trust - Financial Services Fund (RFSF)
11,318 shares (cost $176,219)	178,945
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
30,255 shares (cost $458,672)	459,877
Variable Trust - Health Care Fund (RHCF)
12,131 shares (cost $421,707)	418,996
Variable Trust - Internet Fund (RINF)
17,326 shares (cost $280,095)	251,053
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
52,205 shares (cost $409,965)	405,632
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
15,026 shares (cost $139,881)	138,836
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
517 shares (cost $8,835)	8,855
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
4,783 shares (cost $41,770)	41,326
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
1,078 shares (cost $17,349)	16,910
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
5,718 shares (cost $155,623)	151,810
Variable Trust - Japan 2x Strategy Fund (RLCJ)
8,864 shares (cost $143,349)	162,568
Variable Trust - Leisure Fund (RLF)
3,415 shares (cost $224,500)	230,249

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
15,818 shares (cost $352,946)	373,461
Variable Fund - Multi-Hedge Strategies (RVARS)
7,850 shares (cost $173,008)	175,683
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
17,328 shares (cost $466,527)	480,857
Variable Trust - NASDAQ-100(R) Fund (ROF)
40,513 shares (cost $919,795)	913,968
Variable Trust - Nova Fund (RNF)
1,699 shares (cost $144,727)	150,229
Variable Trust - Precious Metals Fund (RPMF)
93,201 shares (cost $1,234,697)	1,171,542
Variable Trust - Real Estate Fund (RREF)
16,328 shares (cost $490,082)	492,299
Variable Trust - Retailing Fund (RRF)
4,239 shares (cost $69,644)	70,831
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
15,341 shares (cost $476,600)	500,892
Variable Trust - S&P 500 2x Strategy Fund (RTF)
5,271 shares (cost $722,855)	736,859
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
18,869 shares (cost $626,867)	635,682
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
3,795 shares (cost $328,768)	363,664
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
23,395 shares (cost $869,474)	810,877
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
5,341 shares (cost $445,539)	460,851
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
13,759 shares (cost $463,742)	470,547
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
4,536 shares (cost $484,526)	504,218
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2,377 shares (cost $27,884)	28,027
Variable Trust - Technology Fund (RTEC)
11,248 shares (cost $124,669)	107,422
Variable Trust - Telecommunications Fund (RTEL)
17,764 shares (cost $159,447)	163,430
Variable Trust - Transportation Fund (RTRF)
3,091 shares (cost $47,471)	50,840
Variable Trust - Utilities Fund (RUTL)
9,720 shares (cost $191,263)	185,949
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
993 shares (cost $23,497)	24,347

Total Investments	$48,689,261

Accounts Receivable-NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	5
Accounts Receivable-NVIT Nationwide Fund - Class II (TRF2)	1

Other Accounts Payable	(266)
Accounts Payable-NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	(9)
Accounts Payable-Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)	(109)
Accounts Payable-NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	(7)

$48,688,876

Contract Owners’ Equity:
Accumulation units	48,688,876

Total Contract Owners’ Equity (note 8)	$48,688,876

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	HIBF3	TRF2	TRF3	GBF	GBF3	GVIDA	GVIDA6
Reinvested dividends	$478,160	296,681	6	157	224	18,918	1	24,290

Net investment income (loss)	478,160	296,681	6	157	224	18,918	1	24,290

Realized gain (loss) on investments	314,982	309,325	48	3,956	359	24,514	1	19,971
Change in unrealized gain (loss) on investments	310,768	(134,337)	205	(468)	(757)	(33,069)	10	177,055

Net gain (loss) on investments	625,750	174,988	253	3,488	(398)	(8,555)	11	197,026

Reinvested capital gains	1,471,821	-	-	-	949	32,872	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,575,731	471,669	259	3,645	775	43,235	12	221,316

Investment Activity:	GVIDC6	GVIDM	GVIDM6	GVDMA	GVDMA6	GVDMC6	NVMMG1	SCGF2
Reinvested dividends	$21,820	52	12,776	340	11,354	3,614	-	-

Net investment income (loss)	21,820	52	12,776	340	11,354	3,614	-	-

Realized gain (loss) on investments	20,259	-	3,939	(291)	9,942	2,187	21	-
Change in unrealized gain (loss) on investments	15,532	256	60,700	2,719	58,160	9,187	28	1

Net gain (loss) on investments	35,791	256	64,639	2,428	68,102	11,374	49	1

Reinvested capital gains	18,151	-	-	-	-	880	110	-

Net increase (decrease) in contract owners’ equity resulting from operations	$75,762	308	77,415	2,768	79,456	15,868	159	1

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	SCGF3	SCVF2	SCVF3	SCF2	SCF3	ACVIG2	ACVIG3	ACVU2
Reinvested dividends	$-	5	282	-	158	109	2,843	-

Net investment income (loss)	-	5	282	-	158	109	2,843	-

Realized gain (loss) on investments	(2)	(6)	32	(233)	3,764	(71)	12,967	21
Change in unrealized gain (loss) on investments	1,885	152	4,780	2,803	8,304	761	3,102	1,852

Net gain (loss) on investments	1,883	146	4,812	2,570	12,068	690	16,069	1,873

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,883	151	5,094	2,570	12,226	799	18,912	1,873

Investment Activity:	ACVU3	ACVV2	ACVV3	FC2	FC2R	FEI2	FEI2R	FG2
Reinvested dividends	$-	427	6,698	409	18,104	727	18,263	24

Net investment income (loss)	-	427	6,698	409	18,104	727	18,263	24

Realized gain (loss) on investments	(153)	(439)	12,805	(822)	871	(389)	16,035	49
Change in unrealized gain (loss) on investments	7,717	3,271	21,587	6,072	176,681	2,062	9	810

Net gain (loss) on investments	7,564	2,832	34,392	5,250	177,552	1,673	16,044	859

Reinvested capital gains	-	-	-	-	-	1,622	34,850	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,564	3,259	41,090	5,659	195,656	4,022	69,157	883

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FG2R	RSRF	RBKF	RBMF	RBF	RVCMD	RCPF	RVLDD
Reinvested dividends	$576	-	308	-	-	-	2,009	-

Net investment income (loss)	576	-	308	-	-	-	2,009	-

Realized gain (loss) on investments	13,455	(7,221)	153,602	83,203	161,843	53,208	(9,199)	106,363
Change in unrealized gain (loss) on investments	7,381	19,730	1,500	827	(21,408)	(6,378)	(6,300)	(14,081)

Net gain (loss) on investments	20,836	12,509	155,102	84,030	140,435	46,830	(15,499)	92,282

Reinvested capital gains	-	-	186	23,050	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,412	12,509	155,596	107,080	140,435	46,830	(13,490)	92,282

Investment Activity:	RELF	RENF	RESF	RLCE	RFSF	RUGB	RHCF	RINF
Reinvested dividends	$-	-	-	2,459	215	13,864	-	-

Net investment income (loss)	-	-	-	2,459	215	13,864	-	-

Realized gain (loss) on investments	(16,917)	(10,519)	41,794	31,025	15,320	(1,047,906)	64,413	(10,724)
Change in unrealized gain (loss) on investments	37,559	(47,263)	(55,346)	30,873	2,076	(13,754)	(14,512)	(27,566)

Net gain (loss) on investments	20,642	(57,782)	(13,552)	61,898	17,396	(1,061,660)	49,901	(38,290)

Reinvested capital gains	-	69,288	82,702	-	-	918,830	-	62,139

Net increase (decrease) in contract owners’ equity resulting from operations	$20,642	11,506	69,150	64,357	17,611	(128,966)	49,901	23,849

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF	RLCJ	RLF
Reinvested dividends	$-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	-	-	-

Realized gain (loss) on investments	(47,933)	6,819	21,650	(26,560)	(2,179)	(77,427)	5,924	57,783
Change in unrealized gain (loss) on investments	(1,230)	1,508	188	(703)	747	7,525	20,508	(3,358)

Net gain (loss) on investments	(49,163)	8,327	21,838	(27,263)	(1,432)	(69,902)	26,432	54,425

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(49,163)	8,327	21,838	(27,263)	(1,432)	(69,902)	26,432	54,425

Investment Activity:	RMED	RVARS	RVF	ROF	RNF	RPMF	RREF	RRF
Reinvested dividends	$-	1,253	-	-	-	-	5,793	-

Net investment income (loss)	-	1,253	-	-	-	-	5,793	-

Realized gain (loss) on investments	79,778	7,069	75,889	127,056	42,857	(114,154)	86,845	(283,981)
Change in unrealized gain (loss) on investments	6,629	(2,328)	108,593	2,528	(4,347)	(96,915)	(18,434)	6,220

Net gain (loss) on investments	86,407	4,741	184,482	129,584	38,510	(211,069)	68,411	(277,761)

Reinvested capital gains	-	-	-	-	-	115,042	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$86,407	5,994	184,482	129,584	38,510	(96,027)	74,204	(277,761)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV
Reinvested dividends	$-	-	-	1,749	-	-	-	-

Net investment income (loss)	-	-	-	1,749	-	-	-	-

Realized gain (loss) on investments	(230,899)	135,392	65,827	55,244	52,248	49,483	82,965	49,897
Change in unrealized gain (loss) on investments	12,652	9,126	8,036	34,233	(22,548)	13,148	(30,244)	4,880

Net gain (loss) on investments	(218,247)	144,518	73,863	89,477	29,700	62,631	52,721	54,777

Reinvested capital gains	-	-	2,181	-	80,415	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(218,247)	144,518	76,044	91,226	110,115	62,631	52,721	54,777

Investment Activity:	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL
Reinvested dividends	$-	-	5,238	-	6,414	-

Net investment income (loss)	-	-	5,238	-	6,414	-

Realized gain (loss) on investments	(16,841)	222	(813)	24,417	31,280	(3,276)
Change in unrealized gain (loss) on investments	(2,633)	(4,737)	5,342	(7,064)	(31,484)	4,522

Net gain (loss) on investments	(19,474)	(4,515)	4,529	17,353	(204)	1,246

Reinvested capital gains	-	28,554	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(19,474)	24,039	9,767	17,353	6,210	1,246

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		HIBF3		TRF2		TRF3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$478,160	555,671	296,681	178,994	6	20	157	300
Realized gain (loss) on investments	314,982	(862,728)	309,325	111,343	48	(1,035)	3,956	2,435
Change in unrealized gain (loss) on investments	310,768	(1,451,128)	(134,337)	(62,267)	205	1,090	(468)	(761)
Reinvested capital gains	1,471,821	302,042	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,575,731	(1,456,143)	471,669	228,070	259	75	3,645	1,974

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,219,634	2,502,282	256,579	165,996	-	-	610	815
Transfers between funds	-	-	(1,316,774)	540,213	(1,822)	-	(42,536)	39,815
Surrenders (note 6)	(2,389,160)	(3,594,321)	(33,445)	(68,517)	-	(3,777)	-	(31,561)
Death Benefits (note 4)	(2,660,504)	(27,999)	(46,614)	-	-	-	-	-
Net policy repayments (loans) (note 5)	1,774,119	147,326	(20,769)	(56,021)	-	-	-	-
Deductions for surrender charges (note 2d)	(91,915)	(194,221)	(568)	(1,250)	-	(334)	-	(2,770)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,633,658)	(2,768,457)	(149,928)	(139,086)	(173)	(247)	(768)	(1,192)
Asset charges (note 3)	(173,254)	(184,250)	(12,570)	(10,369)	(9)	(15)	(70)	(107)
Adjustments to maintain reserves	(1,713)	5,192	9	5	4	(1)	2	5

Net equity transactions	(3,956,451)	(4,114,448)	(1,324,080)	430,971	(2,000)	(4,374)	(42,762)	5,005

Net change in contract owners’ equity	(1,380,720)	(5,570,591)	(852,411)	659,041	(1,741)	(4,299)	(39,117)	6,979
Contract owners’ equity beginning of period	50,069,596	55,640,187	4,719,192	4,060,151	2,109	6,408	49,258	42,279

Contract owners’ equity end of period	$48,688,876	50,069,596	3,866,781	4,719,192	368	2,109	10,141	49,258

CHANGES IN UNITS:
Beginning units	4,342,533	4,813,948	346,142	309,139	163	497	4,276	3,699
Units purchased	1,111,177	1,468,193	18,028	56,951	-	-	49	3,601
Units redeemed	(1,303,207)	(1,939,608)	(116,917)	(19,948)	(138)	(334)	(3,555)	(3,024)

Ending units	4,150,503	4,342,533	247,253	346,142	25	163	770	4,276

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GBF		GBF3		GVIDA		GVIDA6
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$224	882	18,918	48,122	1	1	24,290	26,248
Realized gain (loss) on investments	359	15	24,514	8	1	-	19,971	83,820
Change in unrealized gain (loss) on investments	(757)	1,111	(33,069)	27,325	10	2	177,055	(182,123)
Reinvested capital gains	949	88	32,872	6,326	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	775	2,096	43,235	81,781	12	3	221,316	(72,055)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	76,459	69,295	-	54	124,134	231,401
Transfers between funds	(20,854)	-	(845,863)	1,138,533	-	-	(24,191)	281,175
Surrenders (note 6)	-	-	(12,634)	(56,211)	-	-	(41,741)	(22,528)
Death Benefits (note 4)	-	-	(15,712)	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(18,438)	(31,860)	-	-	5,074	(2,211)
Deductions for surrender charges (note 2d)	-	-	(540)	(3,065)	-	-	(7,299)	(3,823)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,665)	(1,878)	(110,503)	(101,124)	(2)	(1)	(129,973)	(110,958)
Asset charges (note 3)	(123)	(150)	(5,732)	(4,991)	-	-	(7,196)	(6,612)
Adjustments to maintain reserves	(8)	1	12	(6)	3	(4)	(7)	(2)

Net equity transactions	(22,650)	(2,027)	(932,951)	1,010,571	1	49	(81,199)	366,442

Net change in contract owners’ equity	(21,875)	69	(889,716)	1,092,352	13	52	140,117	294,387
Contract owners’ equity beginning of period	29,975	29,906	1,728,993	636,641	80	28	1,430,056	1,135,669

Contract owners’ equity end of period	$8,100	29,975	839,277	1,728,993	93	80	1,570,173	1,430,056

CHANGES IN UNITS:
Beginning units	1,983	2,122	123,671	48,843	6	2	116,346	88,758
Units purchased	-	-	6,466	88,718	-	4	10,138	38,971
Units redeemed	(1,463)	(139)	(71,877)	(13,890)	-	-	(16,284)	(11,383)

Ending units	520	1,983	58,260	123,671	6	6	110,200	116,346

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2012 and 2011
	GVIDC6		GVIDM		GVIDM6		GVDMA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$21,820	41,263	52	61	12,776	11,993	340	538
Realized gain (loss) on investments	20,259	(26,994)	-	-	3,939	6,891	(291)	(638)

(Continued)

Change in unrealized gain (loss) on investments	15,532	(13,148)	256	(63)	60,700	(27,816)	2,719	(610)
Reinvested capital gains	18,151	1,122	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	75,762	2,243	308	(2)	77,415	(8,932)	2,768	(710)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	23,854	15,213	-	-	44,971	47,976	-	-
Transfers between funds	(555,128)	1,726,101	-	-	11,150	813,694	-	-
Surrenders (note 6)	(26,259)	(13,542)	-	-	(79,423)	(72,615)	-	7
Death Benefits (note 4)	(73,111)	(8,452)	-	-	-	-	(47)	-
Net policy repayments (loans) (note 5)	(31,399)	(68,179)	-	-	101,660	(506,781)	(3,696)	(4,238)
Deductions for surrender charges (note 2d)	(5,136)	(2,275)	-	-	(6,182)	(2,346)	-	(10)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(78,586)	(63,781)	-	-	(72,208)	(54,041)	(651)	(821)
Asset charges (note 3)	(4,790)	(3,785)	-	-	(3,403)	(2,537)	(79)	(108)
Adjustments to maintain reserves	2	2	(1)	1	(4)	6	9	3

Net equity transactions	(750,553)	1,581,302	(1)	1	(3,439)	223,356	(4,464)	(5,167)

Net change in contract owners’ equity	(674,791)	1,583,545	307	(1)	73,976	214,424	(1,696)	(5,877)
Contract owners’ equity beginning of period	1,945,947	362,402	2,840	2,841	717,054	502,630	22,787	28,664

Contract owners’ equity end of period	$1,271,156	1,945,947	3,147	2,840	791,030	717,054	21,091	22,787

CHANGES IN UNITS:
Beginning units	150,326	28,819	208	208	55,775	39,081	1,674	2,061
Units purchased	2,238	133,997	-	-	8,279	68,686	-	-
Units redeemed	(59,184)	(12,490)	-	-	(8,544)	(51,992)	(312)	(387)

Ending units	93,380	150,326	208	208	55,510	55,775	1,362	1,674

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2012 and 2011
	GVDMA6		GVDMC6		NVMMG1		SCGF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$11,354	12,326	3,614	4,527	-	-	-	-
Realized gain (loss) on investments	9,942	35,410	2,187	2,418	21	824	-	1
Change in unrealized gain (loss) on investments	58,160	(61,933)	9,187	(2,452)	28	(964)	1	(1)
Reinvested capital gains	-	-	880	-	110	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	79,456	(14,197)	15,868	4,493	159	(140)	1	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	113,778	100,787	13,918	13,898	-	-	-	-
Transfers between funds	36,342	3,655	14,397	(12,998)	-	(2,195)	-	-

(Continued)

Surrenders (note 6)	(3,554)	(112,387)	(11,774)	(893)	-	-	-	-
Death Benefits (note 4)	(1,075)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(19,816)	(16,755)	(1,834)	(592)	-	-	-	-
Deductions for surrender charges (note 2d)	(1,073)	(8,791)	(1,559)	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(53,853)	(54,490)	(12,086)	(11,727)	(47)	(173)	-	-
Asset charges (note 3)	(2,945)	(2,883)	(790)	(739)	(7)	(20)	-	-
Adjustments to maintain reserves	(2)	(10)	3	4	(13)	8	(13)	-

Net equity transactions	67,802	(90,874)	275	(13,047)	(67)	(2,380)	(13)	-

Net change in contract owners’ equity	147,258	(105,071)	16,143	(8,554)	92	(2,520)	(12)	-
Contract owners’ equity beginning of period	554,547	659,618	197,047	205,601	1,086	3,606	12	12

Contract owners’ equity end of period	$701,805	554,547	213,190	197,047	1,178	1,086	-	12

CHANGES IN UNITS:
Beginning units	43,904	51,103	15,076	16,071	72	229	1	1
Units purchased	11,325	8,301	2,108	1,066	-	-	-	-
Units redeemed	(6,378)	(15,500)	(2,076)	(2,061)	(4)	(157)	(1)	-

Ending units	48,851	43,904	15,108	15,076	68	72	-	1

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2012 and 2011
	SCGF3		SCVF2		SCVF3		SCF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	5	2	282	95	-	85
Realized gain (loss) on investments	(2)	(56)	(6)	(13)	32	(15)	(233)	(145)
Change in unrealized gain (loss) on investments	1,885	50	152	(34)	4,780	(1,260)	2,803	(1,007)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,883	(6)	151	(45)	5,094	(1,180)	2,570	(1,067)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,566	457	-	-	2,178	1,262	-	-
Transfers between funds	3,627	-	-	-	3,627	-	-	-
Surrenders (note 6)	-	(504)	-	-	-	-	(687)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	167	-	-	-	167	-	(146)	(162)
Deductions for surrender charges (note 2d)	-	(43)	-	-	-	-	(15)	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(225)	(177)	(39)	(46)	(620)	(554)	(329)	(354)
Asset charges (note 3)	(71)	(52)	(4)	(4)	(116)	(93)	(71)	(71)
Adjustments to maintain reserves	7	(3)	7	(13)	(11)	10	10	(8)

Net equity transactions	5,071	(322)	(36)	(63)	5,225	625	(1,238)	(595)

(Continued)

Net change in contract owners’ equity	6,954	(328)	115	(108)	10,319	(555)	1,332	(1,662)
Contract owners’ equity beginning of period	12,571	12,899	748	856	22,651	23,206	17,207	18,869

Contract owners’ equity end of period	$19,525	12,571	863	748	32,970	22,651	18,539	17,207

CHANGES IN UNITS:
Beginning units	1,084	1,105	49	53	1,762	1,712	1,062	1,097
Units purchased	424	39	-	-	416	98	-	-
Units redeemed	(23)	(60)	(2)	(4)	(51)	(48)	(69)	(35)

Ending units	1,485	1,084	47	49	2,127	1,762	993	1,062

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2012 and 2011
	SCF3		NVMM2		ACVIG2		ACVIG3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$158	558	-	11	109	78	2,843	1,549
Realized gain (loss) on investments	3,764	4,825	-	-	(71)	(121)	12,967	6,841
Change in unrealized gain (loss) on investments	8,304	(18,267)	-	-	761	209	3,102	(9,969)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,226	(12,884)	-	11	799	166	18,912	(1,579)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,723	7,047	594,044	963,944	-	-	8,162	7,925
Transfers between funds	24,293	(4,484)	4,045,638	4,159,430	-	-	22,439	3,571
Surrenders (note 6)	(20,263)	(1,854)	(1,168,589)	(2,403,235)	-	-	(10,565)	(34)
Death Benefits (note 4)	-	-	(1,970,174)	(968)	-	-	-	-
Net policy repayments (loans) (note 5)	5,743	164	1,809,084	1,825,023	(362)	(319)	(751)	(730)
Deductions for surrender charges (note 2d)	(1,015)	(138)	(33,360)	(116,330)	-	-	(227)	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,313)	(5,865)	(857,271)	(939,773)	(211)	(205)	(7,808)	(6,814)
Asset charges (note 3)	(465)	(478)	(55,975)	(63,943)	(19)	(20)	(612)	(491)
Adjustments to maintain reserves	4	2	(3)	(1)	(3)	(7)	2	(3)

Net equity transactions	9,707	(5,606)	2,363,394	3,424,147	(595)	(551)	10,640	3,424

Net change in contract owners’ equity	21,933	(18,490)	2,363,394	3,424,158	204	(385)	29,552	1,845
Contract owners’ equity beginning of period	74,538	93,028	18,850,948	15,426,790	5,734	6,119	99,899	98,054

Contract owners’ equity end of period	$96,471	74,538	21,214,342	18,850,948	5,938	5,734	129,451	99,899

CHANGES IN UNITS:
Beginning units	5,647	6,657	1,885,091	1,542,677	420	461	8,715	8,820
Units purchased	2,172	567	556,146	608,215	-	-	2,730	636
Units redeemed	(1,490)	(1,577)	(319,807)	(265,801)	(40)	(41)	(1,603)	(741)

Ending units	6,329	5,647	2,121,430	1,885,091	380	420	9,842	8,715

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2012 and 2011

	ACVU2		ACVU3		ACVV2		ACVV3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	-	-	427	434	6,698	6,480
Realized gain (loss) on investments	21	(14)	(153)	(663)	(439)	(378)	12,805	(6,426)
Change in unrealized gain (loss) on investments	1,852	145	7,717	1,388	3,271	140	21,587	963
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,873	131	7,564	725	3,259	196	41,090	1,017

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	3,748	3,695	-	-	30,311	31,651
Transfers between funds	-	-	1,527	3,917	(657)	-	26,971	(50,106)
Surrenders (note 6)	-	-	(41)	(2,069)	-	-	(1,408)	(38,033)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(124)	(116)	21	(2,244)	(127)	(126)	335	(8,691)
Deductions for surrender charges (note 2d)	-	-	(62)	(119)	-	(10)	(84)	(2,719)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(265)	(271)	(4,663)	(4,620)	(717)	(768)	(25,578)	(24,919)
Asset charges (note 3)	(57)	(54)	(322)	(301)	(103)	(101)	(1,714)	(1,639)
Adjustments to maintain reserves	(7)	(4)	5	(4)	(5)	-	(5)	1

Net equity transactions	(453)	(445)	213	(1,745)	(1,609)	(1,005)	28,828	(94,455)

Net change in contract owners’ equity	1,420	(314)	7,777	(1,020)	1,650	(809)	69,918	(93,438)
Contract owners’ equity beginning of period	13,680	13,994	54,334	55,354	22,783	23,592	292,930	386,368

Contract owners’ equity end of period	$15,100	13,680	62,111	54,334	24,433	22,783	362,848	292,930

CHANGES IN UNITS:
Beginning units	1,070	1,104	4,552	4,687	1,530	1,598	23,956	31,918
Units purchased	-	-	429	649	-	-	4,166	2,663
Units redeemed	(32)	(34)	(414)	(784)	(98)	(68)	(2,223)	(10,625)

Ending units	1,038	1,070	4,567	4,552	1,432	1,530	25,899	23,956

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2012 and 2011
	FC2		FC2R		FEI2		FEI2R
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$409	298	18,104	4,004	727	570	18,263	6,081
Realized gain (loss) on investments	(822)	(477)	871	109,134	(389)	(186)	16,035	34,329

(Continued)

Change in unrealized gain (loss) on investments	6,072	(833)	176,681	(167,267)	2,062	(211)	9	(39,454)
Reinvested capital gains	-	-	-	-	1,622	-	34,850	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,659	(1,012)	195,656	(54,129)	4,022	173	69,157	956

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	55,376	86,455	-	-	34,524	26,894
Transfers between funds	(2,680)	-	972,289	27,937	(1,427)	-	294,251	(56,504)
Surrenders (note 6)	-	-	(5,680)	(51,884)	-	-	(800)	(36,001)
Death Benefits (note 4)	-	-	(1,836)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(729)	(678)	(21,229)	(132,814)	(118)	(118)	822	31
Deductions for surrender charges (note 2d)	-	(11)	(768)	(1,592)	-	-	(57)	(2,622)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(906)	(968)	(47,260)	(40,662)	(768)	(778)	(20,217)	(20,037)
Asset charges (note 3)	(140)	(143)	(5,022)	(3,025)	(91)	(90)	(1,873)	(1,387)
Adjustments to maintain reserves	(1)	(9)	(2)	11	(11)	4	7	1

Net equity transactions	(4,456)	(1,809)	945,868	(115,574)	(2,415)	(982)	306,657	(89,625)

Net change in contract owners’ equity	1,203	(2,821)	1,141,524	(169,703)	1,607	(809)	375,814	(88,669)
Contract owners’ equity beginning of period	35,684	38,505	502,082	671,785	23,965	24,774	260,974	349,643

Contract owners’ equity end of period	$36,887	35,684	1,643,606	502,082	25,572	23,965	636,788	260,974

CHANGES IN UNITS:
Beginning units	2,101	2,204	36,387	47,329	1,753	1,824	22,746	30,689
Units purchased	-	-	72,733	6,002	-	-	27,931	2,381
Units redeemed	(231)	(103)	(6,568)	(16,944)	(155)	(71)	(3,262)	(10,324)

Ending units	1,870	2,101	102,552	36,387	1,598	1,753	47,415	22,746

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2012 and 2011
	FG2		FG2R		RSRF		RBKF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$24	8	576	131	-	-	308	657
Realized gain (loss) on investments	49	23	13,455	32,925	(7,221)	65,047	153,602	115,522
Change in unrealized gain (loss) on investments	810	(46)	7,381	(35,337)	19,730	(91,004)	1,500	(6,605)
Reinvested capital gains	-	23	-	484	-	-	186	-

Net increase (decrease) in contract owners’ equity resulting from operations	883	8	21,412	(1,797)	12,509	(25,957)	155,596	109,574

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	7,930	8,047	44,230	73,303	1,262	1,190
Transfers between funds	-	-	13,824	10,418	(17,299)	(145,896)	(575,156)	407,312

(Continued)

Surrenders (note 6)	-	-	(13,699)	(20,232)	(979)	(26,862)	(121)	(6,127)
Death Benefits (note 4)	-	-	(2,030)	-	(434)	-	(2,008)	-
Net policy repayments (loans) (note 5)	-	-	(1,326)	(6,825)	(18,887)	(70,349)	(377)	(9)
Deductions for surrender charges (note 2d)	-	-	(413)	(740)	(255)	(1,502)	(134)	(597)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(320)	(353)	(11,230)	(10,155)	(24,068)	(28,283)	(11,042)	(8,240)
Asset charges (note 3)	(30)	(30)	(808)	(725)	(1,217)	(1,840)	(711)	(745)
Adjustments to maintain reserves	9	(8)	(1)	3	(1)	(1)	2	27

Net equity transactions	(341)	(391)	(7,753)	(20,209)	(18,910)	(201,430)	(588,285)	392,811

Net change in contract owners’ equity	542	(383)	13,659	(22,006)	(6,401)	(227,387)	(432,689)	502,385
Contract owners’ equity beginning of period	6,164	6,547	110,621	132,627	294,119	521,506	650,285	147,900

Contract owners’ equity end of period	$6,706	6,164	124,280	110,621	287,718	294,119	217,596	650,285

CHANGES IN UNITS:
Beginning units	469	498	8,728	10,462	20,609	34,144	127,578	22,566
Units purchased	-	-	1,938	1,257	3,719	5,968	303	107,629
Units redeemed	(23)	(29)	(2,095)	(2,991)	(5,023)	(19,503)	(93,514)	(2,617)

Ending units	446	469	8,571	8,728	19,305	20,609	34,367	127,578

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2012 and 2011
	RBMF		RBF		RVCMD		RCPF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	-	-	-	164,203	2,009	3,900
Realized gain (loss) on investments	83,203	(156,478)	161,843	44,896	53,208	(300,299)	(9,199)	32,886
Change in unrealized gain (loss) on investments	827	(20,685)	(21,408)	(92,031)	(6,378)	(19,101)	(6,300)	6,235
Reinvested capital gains	23,050	35,962	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	107,080	(141,201)	140,435	(47,135)	46,830	(155,197)	(13,490)	43,021

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	19,506	21,450	13,954	22,056	4,932	(4,217)	7,769	11,477
Transfers between funds	(643,216)	382,849	171,926	(3,003,871)	(72,158)	15,502	185,196	176,626
Surrenders (note 6)	(4,781)	(17,632)	(564)	(2,936)	(871)	(46,168)	(145,082)	(12,128)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	1,931	2,489	(80,571)	(4,597)	118	(2,108)	(29,449)	(464)
Deductions for surrender charges (note 2d)	(2,542)	(3,418)	(37)	(629)	(367)	(316)	(1,062)	(1,807)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,359)	(31,431)	(38,192)	(26,600)	(9,959)	(19,654)	(26,143)	(15,827)
Asset charges (note 3)	(989)	(2,042)	(1,542)	(1,802)	(806)	(1,804)	(2,304)	(977)
Adjustments to maintain reserves	4	(1,910)	(5)	(11)	(3)	(1,588)	(3)	4

Net equity transactions	(645,446)	350,355	64,969	(3,018,390)	(79,114)	(60,353)	(11,078)	156,904

(Continued)

Net change in contract owners’ equity	(538,366)	209,154	205,404	(3,065,525)	(32,284)	(215,550)	(24,568)	199,925
Contract owners’ equity beginning of period	801,686	592,532	266,168	3,331,693	244,817	460,367	380,487	180,562

Contract owners’ equity end of period	$263,320	801,686	471,572	266,168	212,533	244,817	355,919	380,487

CHANGES IN UNITS:
Beginning units	37,125	22,923	17,870	247,371	42,577	74,744	19,553	10,556
Units purchased	952	16,376	12,585	1,596	931	1,979	7,231	10,680
Units redeemed	(27,064)	(2,174)	(7,172)	(231,097)	(6,018)	(34,146)	(10,011)	(1,683)

Ending units	11,013	37,125	23,283	17,870	37,490	42,577	16,773	19,553

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2012 and 2011

	RVLDD		RELF		RENF		RESF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	106,363	73,870	(16,917)	11,683	(10,519)	38,355	41,794	(171,358)
Change in unrealized gain (loss) on investments	(14,081)	(501)	37,559	(27,979)	(47,263)	(133,309)	(55,346)	(15,003)
Reinvested capital gains	-	-	-	54,975	69,288	3,193	82,702	48,198

Net increase (decrease) in contract owners’ equity resulting from operations	92,282	73,369	20,642	38,679	11,506	(91,761)	69,150	(138,163)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	11,852	14,341	974	(2,429)	23,589	35,577	23,738	30,431
Transfers between funds	(523,607)	614,460	(34,831)	154,939	74,150	(258,894)	(338,447)	321,993
Surrenders (note 6)	(15,979)	(20,670)	(62)	(3,123)	(19,324)	(10,679)	(7,088)	(42,828)
Death Benefits (note 4)	-	-	(1,612)	(1,966)	(1,916)	-	-	-
Net policy repayments (loans) (note 5)	(102,059)	(39,497)	(624)	225	(3,675)	(9,461)	(4,549)	(3,697)
Deductions for surrender charges (note 2d)	(845)	(1,498)	-	(259)	(3,403)	(1,512)	(891)	(1,340)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38,340)	(23,207)	(9,216)	(6,187)	(25,813)	(33,881)	(23,076)	(30,988)
Asset charges (note 3)	(1,665)	(1,208)	(533)	(314)	(2,105)	(2,723)	(1,782)	(2,678)
Adjustments to maintain reserves	(4)	(6)	-	(8,103)	17	431	(20)	248

Net equity transactions	(670,647)	542,715	(45,904)	132,783	41,520	(281,142)	(352,115)	271,141

Net change in contract owners’ equity	(578,365)	616,084	(25,262)	171,462	53,026	(372,903)	(282,965)	132,978
Contract owners’ equity beginning of period	863,689	247,605	201,454	29,992	471,241	844,144	788,414	655,436

Contract owners’ equity end of period	$285,324	863,689	176,192	201,454	524,267	471,241	505,449	788,414

CHANGES IN UNITS:
Beginning units	82,190	25,704	29,590	3,679	18,202	30,699	31,885	24,044
Units purchased	1,016	64,704	237	27,396	3,750	1,184	973	11,179
Units redeemed	(60,028)	(8,218)	(4,217)	(1,485)	(2,177)	(13,681)	(12,499)	(3,338)

Ending units	23,178	82,190	25,610	29,590	19,775	18,202	20,359	31,885

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2012 and 2011

	RLCE		RFSF		RUGB		RHCF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,459	-	215	97	13,864	21,503	-	-
Realized gain (loss) on investments	31,025	8,498	15,320	18,650	(1,047,906)	346,658	64,413	(44,927)
Change in unrealized gain (loss) on investments	30,873	(61,807)	2,076	(1,660)	(13,754)	22,925	(14,512)	7,557
Reinvested capital gains	-	-	-	-	918,830	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	64,357	(53,309)	17,611	17,087	(128,966)	391,086	49,901	(37,370)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	38,265	40,607	6,012	4,755	37,680	51,614	16,996	28,589
Transfers between funds	(98,472)	(550,008)	111,650	(45,664)	240,192	(46,860)	216,332	98,502
Surrenders (note 6)	(32,175)	(16,022)	(68)	(3,095)	(32,776)	(26,300)	(121,802)	(25,998)
Death Benefits (note 4)	-	-	-	-	(117,517)	-	(691)	-
Net policy repayments (loans) (note 5)	31,196	(9,548)	(1,427)	(1,870)	(29,297)	(146,270)	(27,851)	(242)
Deductions for surrender charges (note 2d)	(208)	(1,315)	-	(2)	(6,968)	(247)	(1,251)	(1,323)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,405)	(32,572)	(3,868)	(4,452)	(67,453)	(50,612)	(24,268)	(22,009)
Asset charges (note 3)	(1,253)	(2,322)	(353)	(411)	(4,972)	(3,598)	(1,532)	(1,432)
Adjustments to maintain reserves	1	(22)	(9)	8	(1,627)	13,873	4	5

Net equity transactions	(84,051)	(571,202)	111,937	(50,731)	17,262	(208,400)	55,937	76,092

Net change in contract owners’ equity	(19,694)	(624,511)	129,548	(33,644)	(111,704)	182,686	105,838	38,722
Contract owners’ equity beginning of period	317,534	942,045	49,392	83,036	571,320	388,634	313,166	274,444

Contract owners’ equity end of period	$297,840	317,534	178,940	49,392	459,616	571,320	419,004	313,166

CHANGES IN UNITS:
Beginning units	29,606	74,540	6,447	9,221	28,718	27,639	21,352	19,589
Units purchased	3,451	3,365	13,253	677	6,507	3,517	15,776	5,305
Units redeemed	(10,231)	(48,299)	(662)	(3,451)	(12,796)	(2,438)	(12,745)	(3,542)

Ending units	22,826	29,606	19,038	6,447	22,429	28,718	24,383	21,352

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2012 and 2011

	RINF		RVIDD		RJNF		RVIMC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(10,724)	2,938	(47,933)	(42,459)	6,819	(54,047)	21,650	(292,041)

(Continued)

Change in unrealized gain (loss) on investments	(27,566)	547	(1,230)	11,030	1,508	1,652	188	217,853
Reinvested capital gains	62,139	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,849	3,485	(49,163)	(31,429)	8,327	(52,395)	21,838	(74,188)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,653	(1,516)	1,483	2,516	6,370	15,256	700	593
Transfers between funds	206,984	(94,886)	397,908	(79,521)	63,001	(45,541)	(20,395)	(1,672,573)
Surrenders (note 6)	(75)	(5,875)	(933)	(350)	(2,604)	(10,574)	(143)	(428)
Death Benefits (note 4)	-	(1,947)	-	-	(155)	(1,914)	-	-
Net policy repayments (loans) (note 5)	(982)	2,044	(1,834)	(64,104)	(6,503)	(30,051)	10	(14)
Deductions for surrender charges (note 2d)	-	(840)	(2)	-	(29)	-	(5)	(9)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,051)	(9,004)	(20,769)	(18,508)	(11,633)	(12,259)	(7,012)	(5,579)
Asset charges (note 3)	(308)	(505)	(1,031)	(719)	(1,187)	(876)	(784)	(432)
Adjustments to maintain reserves	8	(46)	(1)	(5)	(111)	(4)	(12)	(7,879)

Net equity transactions	200,229	(112,575)	374,821	(160,691)	47,149	(85,963)	(27,641)	(1,686,321)

Net change in contract owners’ equity	224,078	(109,090)	325,658	(192,120)	55,476	(138,358)	(5,803)	(1,760,509)
Contract owners’ equity beginning of period	26,978	136,068	79,973	272,093	83,251	221,609	14,657	1,775,166

Contract owners’ equity end of period	$251,056	26,978	405,631	79,973	138,727	83,251	8,854	14,657

CHANGES IN UNITS:
Beginning units	1,745	7,752	27,584	68,440	20,404	37,782	3,192	358,241
Units purchased	12,346	89	163,309	812	22,761	3,248	195	137
Units redeemed	(482)	(6,096)	(10,471)	(41,668)	(6,920)	(20,626)	(1,025)	(355,186)

Ending units	13,609	1,745	180,422	27,584	36,245	20,404	2,362	3,192

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2012 and 2011

	RAF		RVISC		RUF		RLCJ
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(26,560)	51,358	(2,179)	390,969	(77,427)	(73,856)	5,924	(129,285)
Change in unrealized gain (loss) on investments	(703)	61	747	(1,880)	7,525	(6,315)	20,508	(41,844)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(27,263)	51,419	(1,432)	389,089	(69,902)	(80,171)	26,432	(171,129)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,430	8,136	3,475	(169,222)	2,954	1,846	21,223	14,590
Transfers between funds	(6,194)	6,335	(39,478)	(191,650)	(152,763)	32,206	60,799	(42,670)

(Continued)

Surrenders (note 6)	(3,475)	(10,001)	(5,154)	(5,029)	(17,071)	(656)	(277)	(1,906)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(820)	(436)	(93)	(2,984)	(35,895)	(23,023)	(190)	(3,518)
Deductions for surrender charges (note 2d)	(232)	(2,373)	(1,017)	(1,293)	(360)	(617)	(95)	(949)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,414)	(13,561)	(11,249)	(33,888)	(14,902)	(17,882)	(7,547)	(14,067)
Asset charges (note 3)	(446)	(711)	(501)	(1,709)	(1,183)	(1,123)	(441)	(909)
Adjustments to maintain reserves	2	-	(1)	1,294	-	(5)	3	273

Net equity transactions	(15,149)	(12,611)	(54,018)	(404,481)	(219,220)	(9,254)	73,475	(49,156)

Net change in contract owners’ equity	(42,412)	38,808	(55,450)	(15,392)	(289,122)	(89,425)	99,907	(220,285)
Contract owners’ equity beginning of period	83,739	44,931	72,361	87,753	440,929	530,354	62,663	282,948

Contract owners’ equity end of period	$41,327	83,739	16,911	72,361	151,807	440,929	162,570	62,663

CHANGES IN UNITS:
Beginning units	18,740	9,042	16,782	18,802	76,141	83,300	6,841	21,949
Units purchased	918	15,489	928	1,008	571	-	9,291	1,565
Units redeemed	(8,290)	(5,791)	(12,918)	(3,028)	(45,136)	(7,159)	(1,355)	(16,673)

Ending units	11,368	18,740	4,792	16,782	31,576	76,141	14,777	6,841

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2012 and 2011

	RLF		RMED		RVARS		RVF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	-	-	1,253	-	-	-
Realized gain (loss) on investments	57,783	(18,413)	79,778	12,818	7,069	25,769	75,889	43,867
Change in unrealized gain (loss) on investments	(3,358)	7,756	6,629	(58,006)	(2,328)	(766)	108,593	(167,023)
Reinvested capital gains	-	-	-	-	-	-	-	83,208

Net increase (decrease) in contract owners’ equity resulting from operations	54,425	(10,657)	86,407	(45,188)	5,994	25,003	184,482	(39,948)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,108	9,342	31,513	41,568	38,483	33,821	24,112	43,910
Transfers between funds	(67,108)	(475,097)	(621,352)	573,103	(118,699)	133,984	(206,193)	(3,028,958)
Surrenders (note 6)	(487)	(2,508)	(1,199)	(31,783)	(1,016)	(17,118)	(8,653)	(6,659)
Death Benefits (note 4)	(1,495)	-	(745)	-	(1,497)	-	(1,424)	(2,992)
Net policy repayments (loans) (note 5)	(605)	1,786	1,299	(5,565)	714	(3,020)	(9,461)	(13,552)
Deductions for surrender charges (note 2d)	(133)	(314)	(31)	(2,496)	(231)	(1,001)	(999)	(914)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,295)	(15,623)	(29,026)	(34,432)	(16,442)	(15,004)	(41,743)	(63,812)
Asset charges (note 3)	(767)	(647)	(1,550)	(1,953)	(881)	(856)	(2,707)	(3,494)
Adjustments to maintain reserves	12	(50)	(2)	(9)	3	2	(11)	271

Net equity transactions	(85,770)	(483,111)	(621,093)	538,433	(99,566)	130,808	(247,079)	(3,076,200)

(Continued)

Net change in contract owners’ equity	(31,345)	(493,768)	(534,686)	493,245	(93,572)	155,811	(62,597)	(3,116,148)
Contract owners’ equity beginning of period	261,600	755,368	908,142	414,897	269,254	113,443	543,446	3,659,594

Contract owners’ equity end of period	$230,255	261,600	373,456	908,142	175,682	269,254	480,849	543,446

CHANGES IN UNITS:
Beginning units	17,836	52,764	57,011	24,069	29,185	12,712	39,883	266,759
Units purchased	128	115	1,873	37,351	4,145	20,533	1,402	6,160
Units redeemed	(5,024)	(35,043)	(40,027)	(4,409)	(14,702)	(4,060)	(14,974)	(233,036)

Ending units	12,940	17,836	18,857	57,011	18,628	29,185	26,311	39,883

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2012 and 2011

	ROF		RNF		RPMF		RREF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	-	97	-	1,308	5,793	9,491
Realized gain (loss) on investments	127,056	(30,135)	42,857	(43,649)	(114,154)	(594,703)	86,845	(109,387)
Change in unrealized gain (loss) on investments	2,528	(11,714)	(4,347)	4,850	(96,915)	(18,528)	(18,434)	94
Reinvested capital gains	-	-	-	-	115,042	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	129,584	(41,849)	38,510	(38,702)	(96,027)	(611,923)	74,204	(99,802)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	33,680	36,583	8,371	12,466	69,014	58,248	40,908	41,536
Transfers between funds	199,663	144,761	(37,580)	20,398	134,142	(252,133)	53,324	(110,166)
Surrenders (note 6)	(65,981)	(8,618)	(767)	(4,048)	(16,596)	(50,883)	(21,135)	(3,551)
Death Benefits (note 4)	-	-	-	-	(569)	-	-	-
Net policy repayments (loans) (note 5)	42,969	(24,417)	(6)	(4,300)	(2,999)	4,805	(20,115)	(2,195)
Deductions for surrender charges (note 2d)	(682)	(310)	-	(1,094)	(1,565)	(4,770)	(634)	(57)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,522)	(40,480)	(15,025)	(16,833)	(68,387)	(77,348)	(35,997)	(31,140)
Asset charges (note 3)	(3,138)	(2,786)	(857)	(1,130)	(5,360)	(6,513)	(2,199)	(1,830)
Adjustments to maintain reserves	(13)	181	(3)	1,126	(4)	549	12	(8)

Net equity transactions	161,976	104,914	(45,867)	6,585	107,676	(328,045)	14,164	(107,411)

Net change in contract owners’ equity	291,560	63,065	(7,357)	(32,117)	11,649	(939,968)	88,368	(207,213)
Contract owners’ equity beginning of period	622,403	559,338	157,587	189,704	1,159,891	2,099,859	403,936	611,149

Contract owners’ equity end of period	$913,963	622,403	150,230	157,587	1,171,540	1,159,891	492,304	403,936

CHANGES IN UNITS:
Beginning units	39,565	36,327	13,222	15,731	64,737	88,888	26,597	41,152
Units purchased	21,412	8,232	700	-	9,509	3,224	6,699	2,802
Units redeemed	(11,222)	(4,994)	(3,611)	(2,509)	(6,065)	(27,375)	(5,905)	(17,357)

Ending units	49,755	39,565	10,311	13,222	68,181	64,737	27,391	26,597

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2012 and 2011

	RRF		RMEK		RTF		RVLCG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(283,981)	105,304	(230,899)	(202,600)	135,392	77,903	65,827	13,541
Change in unrealized gain (loss) on investments	6,220	(5,033)	12,652	33,500	9,126	(181,712)	8,036	(109,089)
Reinvested capital gains	-	-	-	-	-	-	2,181	-

Net increase (decrease) in contract owners’ equity resulting from operations	(277,761)	100,271	(218,247)	(169,100)	144,518	(103,809)	76,044	(95,548)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,988	(25)	36,144	(61,194)	29,062	27,669	23,678	42,330
Transfers between funds	(168,294)	42,864	223,951	(738,830)	266,501	(753,143)	(153,102)	(212,994)
Surrenders (note 6)	(223,595)	(32,079)	(9,845)	(76,272)	(51,597)	(3,484)	(3,898)	(28,906)
Death Benefits (note 4)	-	-	(3,256)	-	(416,586)	-	-	-
Net policy repayments (loans) (note 5)	(232)	(194)	(12,536)	(102,558)	274,895	(91,181)	(2,938)	(17,702)
Deductions for surrender charges (note 2d)	(404)	(879)	(2,278)	(1,561)	(1,505)	(701)	(59)	(1,284)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(23,842)	(12,094)	(57,593)	(81,420)	(59,057)	(67,950)	(24,381)	(42,143)
Asset charges (note 3)	(2,293)	(1,315)	(3,269)	(4,935)	(3,389)	(3,418)	(1,945)	(3,467)
Adjustments to maintain reserves	12	(10)	(4)	6,520	9	11	-	28

Net equity transactions	(412,660)	(3,732)	171,314	(1,060,250)	38,333	(892,197)	(162,645)	(264,138)

Net change in contract owners’ equity	(690,421)	96,539	(46,933)	(1,229,350)	182,851	(996,006)	(86,601)	(359,686)
Contract owners’ equity beginning of period	761,258	664,719	547,826	1,777,176	554,013	1,550,019	722,282	1,081,968

Contract owners’ equity end of period	$70,837	761,258	500,893	547,826	736,864	554,013	635,681	722,282

CHANGES IN UNITS:
Beginning units	53,095	48,818	41,700	118,795	55,118	148,122	56,176	83,235
Units purchased	365	7,556	-	3,200	26,785	2,967	1,763	3,247
Units redeemed	(49,229)	(3,279)	(10,474)	(80,295)	(25,244)	(95,971)	(14,306)	(30,306)

Ending units	4,231	53,095	31,226	41,700	56,659	55,118	43,633	56,176

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2012 and 2011

	RVLCV		RVMCG		RVMCV		RVSCG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,749	124	-	-	-	-	-	-
Realized gain (loss) on investments	55,244	(90,126)	52,248	(69,439)	49,483	(69,317)	82,965	(112,690)

(Continued)

Change in unrealized gain (loss) on investments	34,233	(32,131)	(22,548)	(59,817)	13,148	(32,164)	(30,244)	53,375
Reinvested capital gains	-	-	80,415	60,341	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	91,226	(122,133)	110,115	(68,915)	62,631	(101,481)	52,721	(59,315)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	34,218	33,043	46,583	69,945	32,898	32,536	19,444	34,290
Transfers between funds	(180,582)	168,653	(108,246)	(10,002)	(13,614)	191,241	(281,620)	(692,684)
Surrenders (note 6)	(12,628)	(28,292)	(53,866)	(6,771)	(367)	(340)	(42,217)	(23,753)
Death Benefits (note 4)	-	(3,891)	-	-	-	(3,913)	-	-
Net policy repayments (loans) (note 5)	9,584	(2,774)	20,531	(93,871)	(10,936)	(67,306)	12,149	(8,878)
Deductions for surrender charges (note 2d)	(392)	(1,079)	(1,045)	(1,039)	(62)	(61)	(1,529)	(542)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,412)	(20,640)	(39,010)	(57,300)	(18,399)	(21,718)	(25,454)	(40,079)
Asset charges (note 3)	(1,515)	(1,724)	(2,822)	(4,129)	(1,372)	(1,407)	(1,773)	(3,069)
Adjustments to maintain reserves	5	(9)	(13)	19	6	5	1	9

Net equity transactions	(169,722)	143,287	(137,888)	(103,148)	(11,846)	129,037	(320,999)	(734,706)

Net change in contract owners’ equity	(78,496)	21,154	(27,773)	(172,063)	50,785	27,556	(268,278)	(794,021)
Contract owners’ equity beginning of period	442,161	421,007	838,642	1,010,705	410,071	382,515	738,825	1,532,846

Contract owners’ equity end of period	$363,665	442,161	810,869	838,642	460,856	410,071	470,547	738,825

CHANGES IN UNITS:
Beginning units	37,447	34,526	47,003	56,274	30,218	26,172	48,869	104,953
Units purchased	2,675	7,824	2,933	4,101	2,860	10,661	1,295	2,349
Units redeemed	(14,924)	(4,903)	(10,776)	(13,372)	(4,049)	(6,615)	(22,025)	(58,433)

Ending units	25,198	37,447	39,160	47,003	29,029	30,218	28,139	48,869

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2012 and 2011

	RVSCV		RVSDL		RTEC		RTEL
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	5,238	261
Realized gain (loss) on investments	49,897	(58,894)	(16,841)	(11,701)	222	(9,847)	(813)	(27,200)
Change in unrealized gain (loss) on investments	4,880	(44,641)	(2,633)	7,113	(4,737)	(16,213)	5,342	(2,540)
Reinvested capital gains	-	-	-	-	28,554	7,380	-	742

Net increase (decrease) in contract owners’ equity resulting from operations	54,777	(103,535)	(19,474)	(4,588)	24,039	(18,680)	9,767	(28,737)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	12,189	16,793	4,120	1,413	4,484	6,936	2,373	3,540
Transfers between funds	54,098	(5,807)	(92,924)	(29,796)	(594)	(67,507)	134,074	(90,667)

(Continued)

Surrenders (note 6)	(643)	(53)	(1,654)	(125)	(14,796)	(25,993)	(27)	(42)
Death Benefits (note 4)	-	-	-	-	-	(1,956)	-	-
Net policy repayments (loans) (note 5)	766	(1,483)	(6,844)	(1,646)	(2,325)	906	68	(620)
Deductions for surrender charges (note 2d)	(31)	(1,423)	(39)	-	(829)	(1,895)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,333)	(18,957)	(9,625)	(8,061)	(6,825)	(13,745)	(9,280)	(3,725)
Asset charges (note 3)	(1,396)	(1,450)	(582)	(585)	(537)	(1,152)	(288)	(356)
Adjustments to maintain reserves	13	-	6	1	5	5	5	(6)

Net equity transactions	46,663	(12,380)	(107,542)	(38,799)	(21,417)	(104,401)	126,925	(91,876)

Net change in contract owners’ equity	101,440	(115,915)	(127,016)	(43,387)	2,622	(123,081)	136,692	(120,613)
Contract owners’ equity beginning of period	402,786	518,701	155,046	198,433	104,806	227,887	26,740	147,353

Contract owners’ equity end of period	$504,226	402,786	28,030	155,046	107,428	104,806	163,432	26,740

CHANGES IN UNITS:
Beginning units	33,392	38,941	21,732	26,628	9,388	18,535	2,356	11,113
Units purchased	2,922	1,423	583	210	371	576	12,177	284
Units redeemed	(1,589)	(6,972)	(18,123)	(5,106)	(1,166)	(9,723)	(801)	(9,041)

Ending units	34,725	33,392	4,192	21,732	8,593	9,388	13,732	2,356

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RTRF		RUTL		RVWDL
	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	6,414	8,371	-	-
Realized gain (loss) on investments	24,417	(74,500)	31,280	44,752	(3,276)	5,258
Change in unrealized gain (loss) on investments	(7,064)	8,974	(31,484)	23,478	4,522	(5,627)
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,353	(65,526)	6,210	76,601	1,246	(369)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,820	5,108	18,570	21,839	1,962	6,830
Transfers between funds	(175,306)	(50,257)	(699,385)	610,750	(5,719)	(22,575)
Surrenders (note 6)	(20)	(4,364)	(1,344)	(782)	(14,863)	(6,640)
Death Benefits (note 4)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	982	3,267	(11,222)	(399)	-	(51)
Deductions for surrender charges (note 2d)	(133)	(836)	(34)	(325)	(1,239)	(806)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,891)	(8,044)	(26,184)	(16,791)	(973)	(5,589)
Asset charges (note 3)	(332)	(324)	(1,319)	(1,438)	(111)	(429)
Adjustments to maintain reserves	7	31	(3)	(39)	2	(2)

Net equity transactions	(173,873)	(55,419)	(720,921)	612,815	(20,941)	(29,262)

(Continued)

Net change in contract owners’ equity	(156,520)	(120,945)	(714,711)	689,416	(19,695)	(29,631)
Contract owners’ equity beginning of period	207,364	328,309	900,656	211,240	44,042	73,673

Contract owners’ equity end of period	$50,844	207,364	185,945	900,656	24,347	44,042

CHANGES IN UNITS:
Beginning units	15,370	21,629	46,975	12,812	4,182	6,738
Units purchased	677	654	998	37,418	186	601
Units redeemed	(12,842)	(6,913)	(38,382)	(3,255)	(2,074)	(3,157)

Ending units	3,205	15,370	9,591	46,975	2,294	4,182

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July, 10 2001, and commenced operations on November 30, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only policies with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

NATIONWIDE FUNDS GROUP
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Nationwide Fund - Class II (TRF2)
NVIT Nationwide Fund - Class III (TRF3)
NVIT Government Bond Fund - Class I (GBF)
NVIT Government Bond Fund - Class III (GBF3)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)*
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
NVIT Money Market Fund - Class II (NVMM2)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund - Class II (ACVIG2)
VP Income & Growth Fund - Class III (ACVIG3)
VP Ultra(R) Fund - Class II (ACVU2)
VP Ultra(R) Fund - Class III (ACVU3)
VP Value Fund - Class II (ACVV2)
VP Value Fund - Class III (ACVV3)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund Portfolio - Service Class 2 (FC2)
VIP Contrafund Portfolio - Service Class 2 R (FC2R)
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
VIP Growth Portfolio - Service Class 2 (FG2)
VIP Growth Portfolio - Service Class 2 R (FG2R)
RYDEX FUNDS
Variable Fund - U.S. Long Short Momentum (RSRF)
Variable Trust - Banking Fund (RBKF)
Variable Trust - Basic Materials Fund (RBMF)
Variable Trust - Biotechnology Fund (RBF)
Variable Trust - Commodities Strategy Fund (RVCMD)
Variable Trust - Consumer Products Fund (RCPF)
Variable Trust - Dow 2x Strategy Fund (RVLDD)
Variable Trust - Electronics Fund (RELF)
Variable Trust - Energy Fund (RENF)
Variable Trust - Energy Services Fund (RESF)
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
Variable Trust - Financial Services Fund (RFSF)
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
Variable Trust - Health Care Fund (RHCF)
Variable Trust - Internet Fund (RINF)
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
Variable Trust - Japan 2x Strategy Fund (RLCJ)
Variable Trust - Leisure Fund (RLF)
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
Variable Fund - Multi-Hedge Strategies (RVARS)
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
Variable Trust - NASDAQ-100(R) Fund (ROF)
Variable Trust - Nova Fund (RNF)
Variable Trust - Precious Metals Fund (RPMF)
Variable Trust - Real Estate Fund (RREF)
Variable Trust - Retailing Fund (RRF)
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
Variable Trust - S&P 500 2x Strategy Fund (RTF)
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
Variable Trust - Technology Fund (RTEC)
Variable Trust - Telecommunications Fund (RTEL)
Variable Trust - Transportation Fund (RTRF)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2012

Variable Trust - Utilities Fund (RUTL)
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

* At December 31, 2012, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the Accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premiums

The Company deducts a premium load charge to cover sales loads and state premium taxes. The sales load portion of the premium load charge is $5 per $1,000 of premium and covers sales expenses incurred by the Company. The premium tax portion of the premium load charge is $35 per $1,000 of premium and is used to reimburse the Company for state and local premium taxes (at the estimated rate of 2.25%), and for federal premium taxes (at the estimated rate of 1.25%). For the periods ended December 31, 2012 and 2011, total front-end sales charge deductions were $92,183 and $118,366, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class, and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts $10 per month through the first year from the policy date, which is also the maximum guaranteed administrative charge. Thereafter, the Company will deduct $5 per month, and the maximum guaranteed administrative charge is $7.50 per month. These charges are assessed against each contract monthly by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans and less a surrender charge if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by age, sex and rate class. The surrender charge is 100% of the initial surrender charge in the first and second years, and declines in specified percentages each year thereafter. After the ninth year, the charge is 0%. Surrender charges are assessed by liquidating units. The Company may wave the surrender charge for certain contracts in which sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

This charge is $0.50 per $1,000 on the first $25,000 of cash value. During the first through fifteenth years from the policy date, the charge is $0.25 per $1,000 of cash value on amounts between $25,001 and $250,000 of cash value. Otherwise, the charge is $0.17 per $1,000 of cash value thereafter. This charge is assessed monthly against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in the redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. The contracts have a minimum required death benefit. The minimum required death benefit is the lowest benefit that will qualify the policy as life insurance under Section 7702 of the Internal Revenue Code.

There are three options a contract owner may choose when determining the death benefit:

1) The death benefit will be the greater of the Specified Amount or minimum required death benefit;

2) The death benefit will be the greater of the Specified Amount plus the cash value as of the date of death, or the minimum required death benefit;

3) The death benefit will be the Specified Amount plus the accumulated premium account (which consists of all premium payments minus all partial surrenders to the date of death) or the minimum required death benefit.

For any death benefit option, the calculation of the minimum required death benefit is shown on the Policy Data Page. Not all death benefit options are available in all states. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90.0% of a policy’s variable cash surrender value plus 100.0% of a policy’s fixed cash surrender value less the applicable value of any surrender charges. Interest is charged on the outstanding loans and is due and payable in advance on the policy anniversary. In certain circumstances a contract owner may elect to use a Preferred Policy Loan. In this case, the loan value cannot exceed 5% of the policy’s cash surrender value as of the beginning of the year from the policy date. The contract is charged 3.9% interest on the outstanding loan.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2012 and 2011, total transfers into the Account from the fixed account were $3,700,297 and $2,702,222, respectively, and total transfers from the Account to the fixed account were $1,926,180 and $2,554,891, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$48,689,261	$0	$0	$48,689,261

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2012

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

	Purchases of Investments	Sales of Investments
Federated NVIT High Income Bond Fund - Class III (HIBF3)	$4,371,544	$5,398,940
NVIT Nationwide Fund - Class II (TRF2)	6	2,005
NVIT Nationwide Fund - Class III (TRF3)	1,383	43,990
NVIT Government Bond Fund - Class I (GBF)	1,173	22,642
NVIT Government Bond Fund - Class III (GBF3)	1,249,576	2,130,748
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	1	3
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)	170,036	226,939
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)	357,021	1,067,605
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	52	0
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)	85,337	75,996
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	340	4,473
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)	145,235	66,078
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)	30,314	25,548
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	110	54
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)	5,326	263
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	5	42
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)	5,968	450
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	0	1,248
NVIT Multi-Manager Small Company Fund - Class III (SCF3)	35,832	25,970
NVIT Money Market Fund - Class II (NVMM2)	128,226,775	125,863,380
VP Income & Growth Fund - Class II (ACVIG2)	109	591
VP Income & Growth Fund - Class III (ACVIG3)	97,935	84,452
VP Ultra(R) Fund - Class II (ACVU2)	0	446
VP Ultra(R) Fund - Class III (ACVU3)	4,668	4,459
VP Value Fund - Class II (ACVV2)	429	1,606
VP Value Fund - Class III (ACVV3)	92,431	56,901
Contrafund Portfolio - Service Class 2 (FC2)	409	4,455
VIP Contrafund Portfolio - Service Class 2 R (FC2R)	1,030,572	66,598
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	2,351	2,407
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)	401,245	41,481
VIP Growth Portfolio - Service Class 2 (FG2)	24	350
VIP Growth Portfolio - Service Class 2 R (FG2R)	126,885	134,059
Variable Fund - U.S. Long Short Momentum (RSRF)	58,282	77,191
Variable Trust - Banking Fund (RBKF)	7,600,335	8,188,128
Variable Trust - Basic Materials Fund (RBMF)	13,458,575	14,080,974
Variable Trust - Biotechnology Fund (RBF)	6,192,773	6,127,799
Variable Trust - Commodities Strategy Fund (RVCMD)	8,231,234	8,310,347
Variable Trust - Consumer Products Fund (RCPF)	68,969,946	68,979,011
Variable Trust - Dow 2x Strategy Fund (RVLDD)	5,658,720	6,329,364
Variable Trust - Electronics Fund (RELF)	2,769,988	2,815,893
Variable Trust - Energy Fund (RENF)	1,209,929	1,099,137
Variable Trust - Energy Services Fund (RESF)	2,753,940	3,023,333
Variable Trust - Europe 1.25x Strategy Fund (RLCE)	428,092	509,686
Variable Trust - Financial Services Fund (RFSF)	3,080,318	2,968,159
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	50,153,656	49,189,814
Variable Trust - Health Care Fund (RHCF)	15,147,955	15,092,022
Variable Trust - Internet Fund (RINF)	859,623	597,264
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	2,821,311	2,446,489
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)	14,409,334	14,362,075
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)	4,196,862	4,224,425
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)	5,150,838	5,165,990
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)	2,603,185	2,657,203
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)	1,377,766	1,596,985
Variable Trust - Japan 2x Strategy Fund (RLCJ)	698,101	624,628
Variable Trust - Leisure Fund (RLF)	4,451,980	4,537,761
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)	2,846,284	3,467,374
Variable Fund - Multi-Hedge Strategies (RVARS)	53,507	151,822
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)	2,985,295	3,232,363
Variable Trust - NASDAQ-100(R) Fund (ROF)	6,172,967	6,010,979
Variable Trust - Nova Fund (RNF)	484,823	530,687
Variable Trust - Precious Metals Fund (RPMF)	3,897,126	3,674,404
Variable Trust - Real Estate Fund (RREF)	21,513,715	21,493,770
Variable Trust - Retailing Fund (RRF)	71,827,193	72,239,865
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)	11,765,373	11,594,055
Variable Trust - S&P 500 2x Strategy Fund (RTF)	3,984,161	3,945,836
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)	959,849	1,120,313
Variable Trust - S&P 500 Pure Value Fund (RVLCV)	8,449,227	8,617,205
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)	1,327,567	1,385,029
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)	1,099,392	1,111,245
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)	670,052	991,050
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)	523,774	477,124
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)	3,728,609	3,836,157
Variable Trust - Technology Fund (RTEC)	1,644,456	1,637,323
Variable Trust - Telecommunications Fund (RTEL)	802,725	670,567
Variable Trust - Transportation Fund (RTRF)	1,878,017	2,051,898
Variable Trust - Utilities Fund (RUTL)	7,685,743	8,400,247
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)	121,227	142,170

Total	$513,146,917	$515,139,343

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2012	0.00%	247,253	$15.638966	$3,866,781	7.97%	14.71%
2011	0.00%	346,142	13.633689	4,719,192	5.22%	3.81%
2010	0.00%	309,139	13.133739	4,060,151	8.28%	13.16%
2009	0.00%	279,704	11.606343	3,246,341	8.77%	46.08%
2008	0.00%	274,948	7.945275	2,184,538	9.94%	-28.10%
NVIT Nationwide Fund - Class II (TRF2)
2012	0.00%	25	14.733251	368	0.31%	13.85%
2011	0.00%	163	12.941261	2,109	0.63%	0.38%
2010	0.00%	497	12.892491	6,408	0.73%	13.22%
2009	0.00%	653	11.386836	7,436	1.10%	25.56%
2008	0.00%	745	9.069070	6,756	1.18%	-41.61%
NVIT Nationwide Fund - Class III (TRF3)
2012	0.00%	770	13.169915	10,141	0.95%	14.33%
2011	0.00%	4,276	11.519574	49,258	1.30%	0.79%
2010	0.00%	3,699	11.429731	42,279	1.12%	13.47%
2009	0.00%	3,457	10.072787	34,822	1.35%	26.16%
2008	0.00%	2,677	7.983847	21,373	3.17%	-41.54%
NVIT Government Bond Fund - Class I (GBF)
2012	0.00%	520	15.577849	8,100	0.91%	3.06%
2011	0.00%	1,983	15.115772	29,975	2.95%	7.25%
2010	0.00%	2,122	14.093370	29,906	2.92%	4.78%
2009	0.00%	2,273	13.450226	30,572	3.41%	2.69%
2008	0.00%	2,449	13.098136	32,077	4.22%	7.72%
NVIT Government Bond Fund - Class III (GBF3)
2012	0.00%	58,260	14.405718	839,277	1.32%	3.04%
2011	0.00%	123,671	13.980584	1,728,993	4.09%	7.26%
2010	0.00%	48,843	13.034427	636,641	3.05%	4.79%
2009	0.00%	100,792	12.438610	1,253,712	3.49%	2.69%
2008	0.00%	129,103	12.112370	1,563,743	4.98%	7.73%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	0.00%	6	15.419338	93	1.57%	15.90%
2011	0.00%	6	13.303663	80	2.02%	-3.93%
2010	0.00%	2	13.848012	28	1.64%	14.63%
2009	0.00%	2	12.080820	24	1.42%	27.21%
2008	0.00%	395	9.497063	3,751	2.04%	-36.84%
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
2012	0.00%	110,200	14.248395	1,570,173	1.58%	15.92%
2011	0.00%	116,346	12.291406	1,430,056	1.86%	-3.94%
2010	0.00%	88,758	12.795118	1,135,669	1.46%	14.57%
2009	0.00%	38,031	11.168245	424,740	0.95%	27.37%
2008	0.00%	24,979	8.768562	219,030	1.45%	-36.89%
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
2012	0.00%	93,380	13.612727	1,271,156	1.40%	5.16%
2011	0.00%	150,326	12.944848	1,945,947	3.00%	2.94%
2010	0.00%	28,819	12.575102	362,402	2.04%	5.93%
2009	0.00%	13,818	11.871028	164,034	1.75%	9.25%
2008	0.00%	16,092	10.866345	174,861	3.51%	-6.18%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	0.00%	208	15.131415	3,147	1.71%	10.81%
2011	0.00%	208	13.655036	2,840	2.13%	-0.04%
2010	0.00%	208	13.660579	2,841	2.09%	10.91%
2009	0.00%	297	12.316469	3,658	1.55%	19.14%
2008	0.00%	305	10.338217	3,153	1.66%	-23.20%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2012	0.00%	55,510	$14.250222	$791,030	1.68%	10.84%
2011	0.00%	55,775	12.856189	717,054	2.12%	-0.04%
2010	0.00%	39,081	12.861227	502,630	1.99%	10.86%
2009	0.00%	40,018	11.601785	464,280	1.55%	19.37%
2008	0.00%	46,082	9.718804	447,862	2.89%	-23.37%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	0.00%	1,362	15.485229	21,091	1.64%	13.76%
2011	0.00%	1,674	13.612197	22,787	2.01%	-2.13%
2010	0.00%	2,061	13.907940	28,664	2.00%	12.83%
2009	0.00%	2,981	12.326065	36,744	1.31%	24.39%
2008	0.00%	3,221	9.909016	31,917	2.45%	-31.39%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
2012	0.00%	48,851	14.366235	701,805	1.79%	13.74%
2011	0.00%	43,904	12.630898	554,547	2.00%	-2.14%
2010	0.00%	51,103	12.907625	659,618	1.86%	12.92%
2009	0.00%	53,728	11.431162	614,173	1.45%	24.27%
2008	0.00%	35,715	9.198575	328,527	2.06%	-31.39%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
2012	0.00%	15,108	14.111096	213,190	1.76%	7.96%
2011	0.00%	15,076	13.070245	197,047	2.35%	2.16%
2010	0.00%	16,071	12.793288	205,601	1.60%	8.46%
2009	0.00%	3,341	11.794941	39,407	2.72%	14.63%
2008	0.00%	1,966	10.289483	20,229	2.32%	-15.03%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	0.00%	68	17.326956	1,178	0.00%	14.90%
2011	0.00%	72	15.079522	1,086	0.00%	-4.23%
2010	0.00%	229	15.745451	3,606	0.00%	26.82%
2009	0.00%	1,542	12.415831	19,145	0.00%	24.16%	4/24/2009
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2012	0.00%	0	13.511541	0	0.00%	13.09%
2011	0.00%	1	11.947304	12	0.00%	-0.86%
2010	0.00%	1	12.051057	12	0.00%	25.10%
2009	0.00%	1	9.632865	10	0.00%	27.19%
2008	0.00%	176	7.573815	1,333	0.00%	-46.54%
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
2012	0.00%	1,485	13.148286	19,525	0.00%	13.38%
2011	0.00%	1,084	11.596954	12,571	0.00%	-0.65%
2010	0.00%	1,105	11.672997	12,899	0.00%	25.41%
2009	0.00%	895	9.307981	8,331	0.00%	27.63%
2008	0.00%	1,017	7.292775	7,417	0.00%	-46.45%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2012	0.00%	47	18.370475	863	0.55%	20.30%
2011	0.00%	49	15.270004	748	0.30%	-5.45%
2010	0.00%	53	16.150662	856	0.36%	26.47%
2009	0.00%	57	12.769979	728	0.45%	25.86%
2008	0.00%	218	10.146116	2,212	0.91%	-32.30%
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2012	0.00%	2,127	15.500637	32,970	1.02%	20.58%
2011	0.00%	1,762	12.855071	22,651	0.41%	-5.16%
2010	0.00%	1,712	13.554789	23,206	0.64%	26.57%
2009	0.00%	2,118	10.709743	22,683	0.52%	26.33%
2008	0.00%	2,067	8.477744	17,523	1.13%	-32.21%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2012	0.00%	993	$18.669946	$18,539	0.00%	15.23%
2011	0.00%	1,062	16.202810	17,207	0.46%	-5.80%
2010	0.00%	1,097	17.200915	18,869	0.06%	24.98%
2009	0.00%	1,133	13.763093	15,594	0.17%	34.43%
2008	0.00%	1,555	10.238139	15,920	0.61%	-38.35%
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
2012	0.00%	6,329	15.242762	96,471	0.17%	15.48%
2011	0.00%	5,647	13.199640	74,538	0.59%	-5.54%
2010	0.00%	6,657	13.974516	93,028	0.18%	25.35%
2009	0.00%	38,518	11.148548	429,420	0.20%	34.73%
2008	0.00%	7,017	8.274662	58,063	0.69%	-38.16%
NVIT Money Market Fund - Class II (NVMM2)
2012	0.00%	2,121,430	10.000020	21,214,342	0.00%	0.00%
2011	0.00%	1,885,091	10.000020	18,850,948	0.00%	0.00%
2010	0.00%	1,542,677	10.000013	15,426,790	0.00%	0.00%
2009	0.00%	2,571,518	10.000000	25,715,180	0.00%	0.00%	12/11/2009
VP Income & Growth Fund - Class II (ACVIG2)
2012	0.00%	380	15.625531	5,938	1.84%	14.46%
2011	0.00%	420	13.651866	5,734	1.30%	2.86%
2010	0.00%	461	13.272724	6,119	1.27%	13.86%
2009	0.00%	494	11.657064	5,759	4.37%	17.77%
2008	0.00%	517	9.897787	5,117	1.70%	-34.73%
VP Income & Growth Fund - Class III (ACVIG3)
2012	0.00%	9,842	13.152948	129,451	2.24%	14.74%
2011	0.00%	8,715	11.462922	99,899	1.46%	3.11%
2010	0.00%	8,820	11.117198	98,054	1.51%	14.15%
2009	0.00%	11,879	9.739449	115,695	4.90%	18.10%
2008	0.00%	11,835	8.246990	97,603	2.40%	-34.59%
VP Ultra(R) Fund - Class II (ACVU2)
2012	0.00%	1,038	14.546825	15,100	0.00%	13.78%
2011	0.00%	1,070	12.784814	13,680	0.00%	0.86%
2010	0.00%	1,104	12.675540	13,994	0.36%	15.82%
2009	0.00%	1,138	10.944258	12,455	0.21%	34.52%
2008	0.00%	1,574	8.135719	12,806	0.00%	-41.65%
VP Ultra(R) Fund - Class III (ACVU3)
2012	0.00%	4,567	13.599982	62,111	0.00%	13.94%
2011	0.00%	4,552	11.936225	54,334	0.00%	1.07%
2010	0.00%	4,687	11.810174	55,354	0.61%	16.10%
2009	0.00%	6,956	10.172081	70,757	0.31%	34.54%
2008	0.00%	7,813	7.560823	59,073	0.00%	-41.52%
VP Value Fund - Class II (ACVV2)
2012	0.00%	1,432	17.061833	24,433	1.78%	14.58%
2011	0.00%	1,530	14.891090	22,783	1.86%	0.86%
2010	0.00%	1,598	14.763593	23,592	1.98%	13.04%
2009	0.00%	2,046	13.060975	26,723	5.69%	19.72%
2008	0.00%	2,572	10.909345	28,059	2.28%	-26.80%
VP Value Fund - Class III (ACVV3)
2012	0.00%	25,899	14.010110	362,848	1.93%	14.58%
2011	0.00%	23,956	12.227834	292,930	1.95%	1.01%
2010	0.00%	31,918	12.105010	386,368	2.27%	13.42%
2009	0.00%	29,962	10.672512	319,770	5.59%	19.86%
2008	0.00%	29,398	8.904231	261,767	2.62%	-26.78%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Contrafund Portfolio - Service Class 2 (FC2)
2012	0.00%	1,870	$ 19.725429	$ 36,887	1.08%	16.14%
2011	0.00%	2,101	16.984118	35,684	0.78%	-2.78%
2010	0.00%	2,204	17.470468	38,505	0.97%	16.93%
2009	0.00%	2,923	14.941493	43,674	1.13%	35.47%
2008	0.00%	4,369	11.029518	48,188	0.78%	-42.69%
VIP Contrafund Portfolio - Service Class 2 R (FC2R)
2012	0.00%	102,552	16.027052	1,643,606	1.21%	16.15%
2011	0.00%	36,387	13.798392	502,082	0.56%	-2.79%
2010	0.00%	47,329	14.193940	671,785	0.99%	16.94%
2009	0.00%	74,682	12.137523	906,454	1.41%	35.46%
2008	0.00%	59,096	8.960063	529,504	0.60%	-42.69%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2012	0.00%	1,598	16.002642	25,572	2.85%	17.05%
2011	0.00%	1,753	13.671063	23,965	2.29%	0.66%
2010	0.00%	1,824	13.582085	24,774	1.48%	14.92%
2009	0.00%	2,832	11.819074	33,472	2.02%	29.88%
2008	0.00%	4,127	9.099694	37,554	2.24%	-42.81%
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
2012	0.00%	47,415	13.430088	636,788	3.69%	17.05%
2011	0.00%	22,746	11.473394	260,974	2.00%	0.70%
2010	0.00%	30,689	11.393092	349,643	1.74%	14.90%
2009	0.00%	25,943	9.915421	257,236	1.53%	29.95%
2008	0.00%	29,744	7.630455	226,960	2.57%	-42.82%
VIP Growth Portfolio - Service Class 2 (FG2)
2012	0.00%	446	15.035268	6,706	0.36%	14.40%
2011	0.00%	469	13.142471	6,164	0.13%	-0.03%
2010	0.00%	498	13.146754	6,547	0.03%	23.86%
2009	0.00%	799	10.614127	8,481	0.20%	27.97%
2008	0.00%	893	8.294550	7,407	0.56%	-47.31%
VIP Growth Portfolio - Service Class 2 R (FG2R)
2012	0.00%	8,571	14.500009	124,280	0.37%	14.41%
2011	0.00%	8,728	12.674215	110,621	0.09%	-0.02%
2010	0.00%	10,462	12.677004	132,627	0.07%	23.86%
2009	0.00%	14,179	10.235132	145,124	0.18%	27.98%
2008	0.00%	15,682	7.997632	125,419	0.24%	-47.31%
Variable Fund - U.S. Long Short Momentum (RSRF)
2012	0.00%	19,305	14.903803	287,718	0.00%	4.43%
2011	0.00%	20,609	14.271377	294,119	0.00%	-6.56%
2010	0.00%	34,144	15.273713	521,506	0.00%	11.21%
2009	0.00%	53,493	13.734401	734,694	0.14%	27.29%
2008	0.00%	45,909	10.789544	495,337	0.00%	-40.73%
Variable Trust - Banking Fund (RBKF)
2012	0.00%	34,367	6.331551	217,596	0.12%	24.22%
2011	0.00%	127,578	5.097156	650,285	0.22%	-22.23%
2010	0.00%	22,566	6.554119	147,900	1.42%	13.04%
2009	0.00%	29,488	5.798144	170,976	4.66%	-3.43%
2008	0.00%	8,143	6.004219	48,892	0.10%	-41.16%
Variable Trust - Basic Materials Fund (RBMF)
2012	0.00%	11,013	23.909908	263,320	0.00%	10.72%
2011	0.00%	37,125	21.594225	801,686	0.00%	-16.46%
2010	0.00%	22,923	25.848784	592,532	0.68%	26.67%
2009	0.00%	23,381	20.405965	477,112	0.32%	55.46%
2008	0.00%	17,231	13.126195	226,178	0.64%	-45.40%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Biotechnology Fund (RBF)
2012	0.00%	23,283	$ 20.253939	$ 471,572	0.00%	35.98%
2011	0.00%	17,870	14.894667	266,168	0.00%	10.59%
2010	0.00%	247,371	13.468405	3,331,693	0.00%	10.70%
2009	0.00%	164,194	12.166406	1,997,651	0.00%	18.34%
2008	0.00%	16,986	10.280937	174,632	0.00%	-11.78%
Variable Trust - Commodities Strategy Fund (RVCMD)
2012	0.00%	37,490	5.669065	212,533	0.00%	-1.41%
2011	0.00%	42,577	5.749984	244,817	30.08%	-6.64%
2010	0.00%	74,744	6.159247	460,367	0.00%	8.03%
2009	0.00%	62,454	5.701499	356,081	2.05%	11.56%
2008	0.00%	32,869	5.110532	167,978	1.83%	-49.02%
Variable Trust - Consumer Products Fund (RCPF)
2012	0.00%	16,773	21.219762	355,919	0.18%	9.05%
2011	0.00%	19,553	19.459262	380,487	1.23%	13.76%
2010	0.00%	10,556	17.105174	180,562	2.14%	17.28%
2009	0.00%	4,256	14.584742	62,073	1.70%	19.12%
2008	0.00%	7,423	12.243999	90,888	0.08%	-23.39%
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2012	0.00%	23,178	12.310132	285,324	0.00%	17.15%
2011	0.00%	82,190	10.508449	863,689	0.00%	9.09%
2010	0.00%	25,704	9.632940	247,605	0.48%	24.58%
2009	0.00%	31,456	7.732093	243,221	0.00%	36.87%
2008	0.00%	31,734	5.649202	179,272	2.38%	-61.71%
Variable Trust - Electronics Fund (RELF)
2012	0.00%	25,610	6.879831	176,192	0.00%	1.05%
2011	0.00%	29,590	6.808170	201,454	0.00%	-16.49%
2010	0.00%	3,679	8.152184	29,992	0.00%	9.55%
2009	0.00%	8,908	7.441265	66,287	0.00%	71.85%
2008	0.00%	1,021	4.330161	4,421	0.00%	-50.11%
Variable Trust - Energy Fund (RENF)
2012	0.00%	19,775	26.511589	524,267	0.00%	2.40%
2011	0.00%	18,202	25.889512	471,241	0.00%	-5.85%
2010	0.00%	30,699	27.497441	844,144	0.64%	19.05%
2009	0.00%	25,302	23.096917	584,398	0.00%	38.50%
2008	0.00%	25,628	16.676466	427,384	0.00%	-46.03%
Variable Trust - Energy Services Fund (RESF)
2012	0.00%	20,359	24.826814	505,449	0.00%	0.40%
2011	0.00%	31,885	24.726809	788,414	0.00%	-9.29%
2010	0.00%	24,044	27.259863	655,436	0.00%	26.05%
2009	0.00%	17,721	21.626679	383,246	0.00%	62.42%
2008	0.00%	25,844	13.315356	344,123	0.00%	-57.60%
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2012	0.00%	22,826	13.048276	297,840	0.71%	21.66%
2011	0.00%	29,606	10.725316	317,534	0.00%	-15.14%
2010	0.00%	74,540	12.638111	942,045	2.23%	-10.78%
2009	0.00%	33,190	14.164397	470,116	2.31%	35.65%
2008	0.00%	18,240	10.441772	190,458	0.42%	-54.86%
Variable Trust - Financial Services Fund (RFSF)
2012	0.00%	19,038	9.399117	178,940	0.17%	22.68%
2011	0.00%	6,447	7.661270	49,392	0.06%	-14.92%
2010	0.00%	9,221	9.005133	83,036	2.20%	14.36%
2009	0.00%	10,023	7.874150	78,923	2.29%	19.68%
2008	0.00%	21,952	6.579123	144,426	0.00%	-48.04%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2012	0.00%	22,429	$ 20.492057	$ 459,616	0.73%	3.01%
2011	0.00%	28,718	19.894155	571,320	1.62%	41.48%
2010	0.00%	27,639	14.061067	388,634	2.76%	10.10%
2009	0.00%	22,432	12.770863	286,476	1.92%	-31.54%
2008	0.00%	56,096	18.655020	1,046,472	2.48%	44.82%
Variable Trust - Health Care Fund (RHCF)
2012	0.00%	24,383	17.184257	419,004	0.00%	17.16%
2011	0.00%	21,352	14.666817	313,166	0.00%	4.69%
2010	0.00%	19,589	14.010098	274,444	0.29%	6.77%
2009	0.00%	13,761	13.121974	180,571	0.00%	24.65%
2008	0.00%	28,141	10.527344	296,250	0.00%	-24.86%
Variable Trust - Internet Fund (RINF)
2012	0.00%	13,609	18.447767	251,056	0.00%	19.33%
2011	0.00%	1,745	15.459905	26,978	0.00%	-11.92%
2010	0.00%	7,752	17.552692	136,068	0.00%	20.77%
2009	0.00%	1,840	14.533743	26,742	0.00%	65.85%
2008	0.00%	2,828	8.762996	24,782	0.00%	-44.87%
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2012	0.00%	180,422	2.248235	405,631	0.00%	-22.46%
2011	0.00%	27,584	2.899270	79,973	0.00%	-27.07%
2010	0.00%	68,440	3.975645	272,093	0.00%	-30.29%
2009	0.00%	29,170	5.703055	166,358	0.00%	-44.65%
2008	0.00%	19,225	10.303693	198,088	0.07%	60.84%
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2012	0.00%	36,245	3.827474	138,727	0.00%	-6.19%
2011	0.00%	20,404	4.080149	83,251	0.00%	-30.44%
2010	0.00%	37,782	5.865469	221,609	0.00%	-12.81%
2009	0.00%	18,408	6.727068	123,832	0.00%	19.41%
2008	0.00%	64,889	5.633507	365,553	0.41%	-30.21%
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2012	0.00%	2,362	3.748713	8,854	0.00%	-18.36%
2011	0.00%	3,192	4.591736	14,657	0.00%	-7.34%
2010	0.00%	358,241	4.955228	1,775,166	0.00%	-25.29%
2009	0.00%	169,355	6.632508	1,123,248	0.00%	-35.28%
2008	0.00%	5,867	10.247647	60,123	0.22%	34.42%
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2012	0.00%	11,368	3.635356	41,327	0.00%	-18.64%
2011	0.00%	18,740	4.468460	83,739	0.00%	-10.08%
2010	0.00%	9,042	4.969160	44,931	0.00%	-21.27%
2009	0.00%	7,045	6.311386	44,464	0.01%	-40.08%
2008	0.00%	13,360	10.532667	140,716	0.07%	48.02%
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2012	0.00%	4,792	3.529099	16,911	0.00%	-18.15%
2011	0.00%	16,782	4.311845	72,361	0.00%	-7.61%
2010	0.00%	18,802	4.667230	87,753	0.00%	-27.62%
2009	0.00%	20,984	6.448641	135,318	0.00%	-32.86%
2008	0.00%	194,213	9.604362	1,865,292	0.84%	24.69%
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2012	0.00%	31,576	4.807686	151,807	0.00%	-16.98%
2011	0.00%	76,141	5.790953	440,929	0.00%	-9.04%
2010	0.00%	83,300	6.366789	530,354	0.00%	-16.96%
2009	0.00%	31,555	7.666947	241,931	0.00%	-27.55%
2008	0.00%	40,032	10.582340	423,632	0.17%	39.25%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2012	0.00%	14,777	$ 11.001571	$ 162,570	0.00%	20.10%
2011	0.00%	6,841	9.159973	62,663	0.00%	-28.94%
2010	0.00%	21,949	12.891151	282,948	0.00%	15.72%
2009	0.00%	17,004	11.139540	189,417	0.62%	23.68%
2008	0.00%	12,134	9.007103	109,292	0.54%	-32.97%
Variable Trust - Leisure Fund (RLF)
2012	0.00%	12,940	17.794020	230,255	0.00%	21.32%
2011	0.00%	17,836	14.666939	261,600	0.00%	2.45%
2010	0.00%	52,764	14.315965	755,368	0.10%	30.34%
2009	0.00%	4,926	10.983316	54,104	0.00%	36.72%
2008	0.00%	451	8.033169	3,623	0.00%	-49.09%
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2012	0.00%	18,857	19.804613	373,456	0.00%	24.33%
2011	0.00%	57,011	15.929249	908,142	0.00%	-7.59%
2010	0.00%	24,069	17.237806	414,897	0.00%	37.55%
2009	0.00%	44,146	12.532015	553,238	0.09%	52.40%
2008	0.00%	31,809	8.223375	261,577	0.00%	-54.83%
Variable Fund - Multi-Hedge Strategies (RVARS)
2012	0.00%	18,628	9.431074	175,682	0.49%	2.23%
2011	0.00%	29,185	9.225774	269,254	0.00%	3.38%
2010	0.00%	12,712	8.924117	113,443	0.00%	6.18%
2009	0.00%	43,872	8.404584	368,726	1.37%	-3.28%
2008	0.00%	14,173	8.689885	123,162	0.33%	-18.72%
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2012	0.00%	26,311	18.275576	480,849	0.00%	34.12%
2011	0.00%	39,883	13.626011	543,446	0.00%	-0.68%
2010	0.00%	266,759	13.718727	3,659,594	0.00%	36.90%
2009	0.00%	234,893	10.021130	2,353,893	0.00%	117.80%
2008	0.00%	63,731	4.600967	293,224	0.04%	-72.60%
Variable Trust - NASDAQ-100(R) Fund (ROF)
2012	0.00%	49,755	18.369274	913,963	0.00%	16.77%
2011	0.00%	39,565	15.731139	622,403	0.00%	2.17%
2010	0.00%	36,327	15.397297	559,338	0.00%	18.48%
2009	0.00%	98,137	12.995293	1,275,319	0.00%	52.00%
2008	0.00%	147,663	8.549537	1,262,450	0.03%	-41.91%
Variable Trust - Nova Fund (RNF)
2012	0.00%	10,311	14.569879	150,230	0.00%	22.25%
2011	0.00%	13,222	11.918568	157,587	0.04%	-1.17%
2010	0.00%	15,731	12.059271	189,704	0.10%	19.96%
2009	0.00%	40,801	10.052347	410,146	1.16%	35.51%
2008	0.00%	24,503	7.418303	181,771	0.24%	-54.47%
Variable Trust - Precious Metals Fund (RPMF)
2012	0.00%	68,181	17.182792	1,171,540	0.00%	-4.10%
2011	0.00%	64,737	17.916970	1,159,891	0.09%	-24.16%
2010	0.00%	88,888	23.623650	2,099,859	0.01%	38.08%
2009	0.00%	77,742	17.109193	1,330,103	0.00%	49.24%
2008	0.00%	120,975	11.464027	1,386,861	0.00%	-38.56%
Variable Trust - Real Estate Fund (RREF)
2012	0.00%	27,391	17.973207	492,304	1.13%	18.34%
2011	0.00%	26,597	15.187279	403,936	1.47%	2.26%
2010	0.00%	41,152	14.851026	611,149	3.30%	24.86%
2009	0.00%	17,884	11.893825	212,709	3.26%	25.27%
2008	0.00%	23,348	9.494752	221,683	0.72%	-41.64%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Retailing Fund (RRF)
2012	0.00%	4,231	$ 16.742288	$ 70,837	0.00%	16.77%
2011	0.00%	53,095	14.337655	761,258	0.00%	5.30%
2010	0.00%	48,818	13.616270	664,719	0.00%	25.14%
2009	0.00%	7,109	10.881002	77,353	0.00%	44.22%
2008	0.00%	2,887	7.544562	21,781	0.00%	-32.95%
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2012	0.00%	31,226	16.040881	500,893	0.00%	22.10%
2011	0.00%	41,700	13.137311	547,826	0.00%	-12.18%
2010	0.00%	118,795	14.960021	1,777,176	0.00%	37.85%
2009	0.00%	143,052	10.852768	1,552,510	0.00%	33.31%
2008	0.00%	28,290	8.140814	230,304	0.06%	-51.36%
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2012	0.00%	56,659	13.005236	736,864	0.00%	29.39%
2011	0.00%	55,118	10.051404	554,013	0.00%	-3.95%
2010	0.00%	148,122	10.464476	1,550,019	0.00%	25.47%
2009	0.00%	192,146	8.340509	1,602,595	0.81%	46.38%
2008	0.00%	30,314	5.697971	172,728	0.00%	-67.98%
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2012	0.00%	43,633	14.568821	635,681	0.00%	13.31%
2011	0.00%	56,176	12.857482	722,282	0.00%	-1.09%
2010	0.00%	83,235	12.998953	1,081,968	0.00%	25.03%
2009	0.00%	32,661	10.396588	339,563	0.00%	47.24%
2008	0.00%	36,824	7.061111	260,018	0.00%	-39.82%
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2012	0.00%	25,198	14.432288	363,665	0.42%	22.23%
2011	0.00%	37,447	11.807637	442,161	0.02%	-3.17%
2010	0.00%	34,526	12.193922	421,007	0.91%	20.32%
2009	0.00%	24,930	10.134944	252,664	2.48%	51.26%
2008	0.00%	7,606	6.700509	50,964	0.90%	-48.65%
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2012	0.00%	39,160	20.706555	810,869	0.00%	16.05%
2011	0.00%	47,003	17.842303	838,642	0.00%	-0.66%
2010	0.00%	56,274	17.960420	1,010,705	0.00%	32.58%
2009	0.00%	29,948	13.547085	405,708	0.00%	56.82%
2008	0.00%	22,604	8.638795	195,271	0.00%	-36.14%
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2012	0.00%	29,029	15.875696	460,856	0.00%	16.99%
2011	0.00%	30,218	13.570421	410,071	0.00%	-7.15%
2010	0.00%	26,172	14.615431	382,515	0.78%	20.13%
2009	0.00%	43,407	12.166397	528,107	1.51%	55.25%
2008	0.00%	12,832	7.836481	100,557	0.00%	-43.63%
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2012	0.00%	28,139	16.722244	470,547	0.00%	10.61%
2011	0.00%	48,869	15.118471	738,825	0.00%	3.52%
2010	0.00%	104,953	14.605070	1,532,846	0.00%	25.40%
2009	0.00%	22,776	11.646893	265,270	0.00%	33.97%
2008	0.00%	7,515	8.693613	65,333	0.00%	-34.32%
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2012	0.00%	34,725	14.520541	504,226	0.00%	20.38%
2011	0.00%	33,392	12.062362	402,786	0.00%	-9.44%
2010	0.00%	38,941	13.320181	518,701	0.00%	25.10%
2009	0.00%	19,640	10.647792	209,123	2.07%	62.27%
2008	0.00%	16,432	6.561795	107,823	1.09%	-43.50%
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2012	0.00%	4,192	6.686429	28,030	0.00%	-6.28%
2011	0.00%	21,732	7.134469	155,046	0.00%	-4.26%
2010	0.00%	26,628	7.452053	198,433	0.00%	-4.51%
2009	0.00%	22,977	7.803674	179,305	0.00%	-15.84%
2008	0.00%	10,248	9.272246	95,022	0.00%	5.56%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Technology Fund (RTEC)
2012	0.00%	8,593	$ 12.501761	$ 107,428	0.00%	11.98%
2011	0.00%	9,388	11.163839	104,806	0.00%	-9.20%
2010	0.00%	18,535	12.294931	227,887	0.00%	12.03%
2009	0.00%	16,853	10.974406	184,952	0.00%	55.60%
2008	0.00%	6,064	7.052840	42,768	0.00%	-45.41%
Variable Trust - Telecommunications Fund (RTEL)
2012	0.00%	13,732	11.901543	163,432	6.12%	4.86%
2011	0.00%	2,356	11.349932	26,740	0.24%	-14.40%
2010	0.00%	11,113	13.259497	147,353	4.28%	14.51%
2009	0.00%	1,756	11.579354	20,333	0.28%	28.68%
2008	0.00%	10,244	8.998273	92,178	0.47%	-45.34%
Variable Trust - Transportation Fund (RTRF)
2012	0.00%	3,205	15.863813	50,844	0.00%	17.58%
2011	0.00%	15,370	13.491469	207,364	0.00%	-11.12%
2010	0.00%	21,629	15.179116	328,309	0.00%	24.13%
2009	0.00%	10,728	12.228150	131,184	0.62%	17.39%
2008	0.00%	11,708	10.416860	121,961	0.00%	-25.26%
Variable Trust - Utilities Fund (RUTL)
2012	0.00%	9,591	19.387440	185,945	1.49%	1.12%
2011	0.00%	46,975	19.173097	900,656	2.31%	16.29%
2010	0.00%	12,812	16.487660	211,240	3.36%	6.88%
2009	0.00%	9,411	15.426213	145,176	5.41%	13.80%
2008	0.00%	9,772	13.556034	132,469	0.25%	-29.57%
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2012	0.00%	2,294	10.613527	24,347	0.00%	0.78%
2011	0.00%	4,182	10.531252	44,042	0.00%	-3.68%
2010	0.00%	6,738	10.933970	73,673	0.00%	-5.61%
2009	0.00%	12,129	11.583505	140,496	0.04%	6.61%
2008	0.00%	60,277	10.865629	654,948	0.00%	-12.24%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	239	8.721409	2,084	0.00%	-46.11%
NVIT Mid Cap Growth Fund - Class III (obsolete) (SGRF3)
2008	0.00%	2,358	7.574446	17,861	0.00%	-46.10%
NVIT Money Market Fund II (obsolete) (SAM2)
2008	0.00%	3,034,772	11.286810	34,252,895	1.16%	1.24%
Variable Trust: Multi-Cap Core Equity Fund (obsolete) (RVCEQ)
2009	0.00%	4,656	7.787403	36,258	0.00%	26.98%
2008	0.00%	3,055	6.132847	18,736	5.09%	-38.96%
Variable Trust: Hedged Equity Fund (obsolete) (RVHEQ)
2008	0.00%	12,746	8.029164	102,340	0.89%	-23.84%

2012	Contract owners equity:				$ 48,688,876
2011	Contract owners equity:				$ 50,069,596
2010	Contract owners equity:				$ 55,640,187
2009	Contract owners equity:				$ 55,248,594
2008	Contract owners equity:				$ 54,076,325

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.